PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.3%
Municipal Bonds 96.6%
Alabama 2.1%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$2,988,820
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,066,327
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,149,298
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	999,610

Homewood Edl. Bldg. Auth. Rev., Student Hsg. & Parking Proj., Series C	5.000	10/01/56	1,150	1,123,516
Jefferson Cnty. Swr. Rev., Warrants Rfdg.	5.500	10/01/53	2,250	2,418,133
Southeast Alabama Gas Sply. Dist. Rev., Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	1,250	1,312,187
				16,057,891
Alaska 1.0%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,733,311
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,875,762
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,756,595
Sr. Series B-2, Class 2, Rfdg., CABS	4.969(t)	06/01/66	1,000	127,251
				7,492,919
Arizona 3.0%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	943,903
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,270,907
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,832,584
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,507,785
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	511,884
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/53	4,950	5,181,490

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,286,190

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000%	07/01/35	2,000	$1,979,529
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	982,093
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	916,234
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	912,376
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,106,817

Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,120,305
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	964,176
Friendship Vlg., Series B	4.000	12/01/56	1,000	758,911
				23,275,184
California 4.4%
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	937,440
Sub. Series B-2, Rfdg., CABS	5.759(t)	06/01/55	3,000	516,029

California Infrast. & Econ. Dev. Bank Rev., Brightline West Passenger Rail Proj., Rmkt., Series A-3, AMT (Mandatory put date 08/15/24), 144A	8.000(cc)	01/01/50	2,000	2,064,079
California Muni. Fin. Auth. Rev., Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	3,000	3,015,024
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	2,750	440,000
California Sch. Fin. Auth. Rev., Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	751,694
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	627,216
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,423,429
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,034,805

Freddie Mac Multifamily Cert. Rev., FRETE 2023, Series 2023 ML-18, Class X-CA	1.441(cc)	09/25/37	19,749	2,039,090
Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bond, Series 2022 ML-13, Class X-CA	0.956(cc)	07/25/36	33,113	1,749,973
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Sub. Series B-2, Rfdg., CABS	5.343(t)	06/01/66	22,000	2,402,285
Irvine Unified Sch. Dist., Spl. Tax, Series A	4.000	09/01/44	995	976,471
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	528	528,868

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000%	11/15/35	3,830	$4,027,185
Series A	5.500	11/15/37	685	769,882

Los Angeles California Dept. Arpts. Rev., Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	1,585	1,651,416
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,561,815
Series A	7.000	11/01/34	1,650	2,024,308

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.258(t)	06/01/60	3,500	540,152
Sacramento,
Spl. Tax	4.000	09/01/46	750	624,218
Spl. Tax	4.000	09/01/50	1,000	811,498

San Francisco City & Cnty. Arpt. Commn. Rev., San Francisco Int. Aprt., 2nd Series A, Rfdg., AMT	5.250	05/01/41	1,500	1,617,993
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	5.271(t)	06/01/54	3,000	578,815
				33,713,685
Colorado 4.4%
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,349,228
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	952,567
Rfdg.	5.000	11/01/44	885	884,933
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	1,575,802
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,250,960
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	853,348
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/47	1,825	1,889,560
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,075,481
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,401,268
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,297,748
Series D, Rfdg., AMT	5.750	11/15/35	2,000	2,249,893
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,095,197
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	325,699
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	740,671

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,504,713

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000%	12/01/40	1,000	$959,988
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	6,050	7,115,613
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	374,057
Southeast Colorado Hosp. Dist. Rev., BANS	5.000	02/01/25	2,000	2,000,733
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250	12/01/50	1,000	840,441
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	2,000	2,042,186
				33,780,086
Connecticut 0.3%
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	1,961,371
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	653,505
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	944,720
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	495,838
				2,094,063
District of Columbia 1.3%
Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,110,914
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,277,383
KIPP DC Proj.	4.000	07/01/49	4,610	4,058,267
Rfdg.	5.000	06/01/40	1,500	1,432,416
Rfdg.	5.000	06/01/55	1,500	1,320,861
				10,199,841
Florida 7.9%
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,195	1,196,755
Chrt. Sch. Port. Proj., Series B, CABS, 144A	7.438(t)	07/01/61	35,000	2,332,323

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Capital Tr. Agcy. Rev., (cont’d.)
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000%	07/01/56	1,000	$906,551
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,584,123

Capital Tr. Auth. Edl. Facs. Auth. Rev., KIPP Miami Campus Proj. Series A, 144A	6.000	06/15/54	425	427,375
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	525	534,395
Cnty. of Miami-Dade FL Avtn. Rev., Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,020,520
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,895,023
Mater Academy Proj., Series A	5.000	06/15/55	1,000	945,352
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,734,405
River City Science Academy Proj., Series A	4.000	07/01/45	565	473,645
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	2,130,275

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	4,770,874
Grtr. Orlando Avtn. Auth. Rev., Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,701,100
Indigo CDD, Spl. Assmt.^	5.750	05/01/36(d)	477	436,640
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	900,116
Julington Creek Plantation CDD, Spl. Assmt., AGM	4.625	05/01/54	1,550	1,490,888
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	951,293
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	298,803
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,001,860
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,005,559
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	609,319
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	819,684
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,062,011
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	99,275
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,085,121

Lee Cnty. Hsg. Fin. Auth. Rev., Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,473,024
Midtown Miami CDD, Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,958,480

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Orange Cnty. Hlth. Facs. Auth. Rev., Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000%	08/01/47	3,000	$2,581,624
Osceola Cnty. Trans. Rev., Series A-2, Rfdg., CABS	5.424(t)	10/01/54	1,000	197,200
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	503,513
Pasco Cnty. Rev., H. Lee Moffitt Cancer Ctr. Proj., AGM	5.750	09/01/54	1,000	1,100,014
Pompano Beach Rev., John Knox Vlg. Proj., Entrance Fee, Series B-2	1.450	01/01/27	1,310	1,233,753
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,130,342
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,098,575
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,650	1,584,476
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,235	1,204,519
Vlg. CDD No. 12, Spl. Assmt., Fla.	4.250	05/01/43	2,610	2,474,153
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	480	426,600
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,300	1,155,982
Spl. Assmt., Fla.	3.700	05/01/50	955	770,116
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,175	979,987

Vlg. CDD No. 14, Spl. Assmt.	5.500	05/01/53	975	1,003,148
Vlg. CDD No. 15, Spl. Assmt., 144A	5.250	05/01/54	1,195	1,216,360
				60,505,151
Georgia 3.0%
Atlanta Urban Residential Fin. Auth. Rev., GE Tower Apartments, Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,755,609
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,798,829
Cobb Cnty. Kennestone Hosp. Auth. Rev., Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,708,907

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000%	12/01/33	3,000	$2,929,214
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	957,994

Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,711,316
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	4,000	4,135,348
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	1,991,635

Muni. Elec. Auth. of Georgia Rev., Plant Vogtle Units 3 & 4 Proj. J Bond, Series A, AGM	5.000	07/01/48	2,000	2,079,073
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	940,048
				23,007,973
Guam 0.4%
Guam Govt. Wtrwks. Auth. Rev.,
Series A, GO, Rfdg.	5.000	07/01/44	1,770	1,870,731
Series A, GO, Rfdg.	5.000	07/01/45	1,000	1,053,266
				2,923,997
Illinois 10.1%
Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	1,011,595
Series A, GO, 144A	7.000	12/01/46	1,500	1,605,265
Series A, GO, Rfdg.	4.000	12/01/27	500	494,484
Series A, GO, Rfdg.	5.000	12/01/35	500	508,585
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,511,848
Series C, GO	5.250	12/01/35	1,015	1,015,480
Series D, GO	5.000	12/01/46	2,470	2,409,646
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,183,299
Series H, GO	5.000	12/01/46	2,390	2,359,912

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,565,516
Chicago Midway Int’l. Arpt. Rev., Series C, Rfdg., AMT	5.000	01/01/40	1,500	1,587,156
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,743,083
Series C, Rfdg., AMT	4.375	01/01/40	2,000	1,841,984
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,075,882
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,071,473

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago O’Hare Int’l. Arpt. Rev., (cont’d.)
Sr. Lien, Series A, AGM, AMT	5.500%	01/01/53	2,000	$2,106,637
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,002,054

Chicago Trans. Auth. Rev., Series A, Rfdg.	4.000	12/01/50	1,000	895,153
Chicago Wstewtr. Transmn. Rev., 2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,362,662
Chicago Wtrwks. Rev., Series A, AGM	5.250	11/01/53	750	796,712
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,578,813
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,100,424
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,596,456
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,014,083
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,502,574

Cook Cnty. Cmntys. Clg. Dist., Clgs of Chicago, GO, Rfdg., BAM	5.000	12/01/42	2,315	2,496,632
Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,050,155
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,573,521
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,835	3,002,171
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,186
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	269,933
Illinois St.,
GO	4.000	06/01/36	3,000	2,905,297
GO	5.000	04/01/31	2,000	2,001,586
GO	5.000	01/01/32	1,385	1,401,068
GO	5.000	05/01/33	950	950,768
GO	5.000	05/01/36	2,000	2,001,659
GO	5.000	02/01/39	2,215	2,216,899
GO	5.000	05/01/39	2,000	2,001,720
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	1,999,438
Series A, GO	5.000	12/01/39	2,500	2,562,298
Series B, GO	5.500	05/01/47	1,000	1,081,249

Regl. Trans. Auth. Rev., Series A	4.000	06/01/38	4,015	3,931,985

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Sales Tax Secur. Corp. Rev., Sr. Series D	5.000%	01/01/36	550	$590,641
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,409,039
				77,397,021
Indiana 0.8%
Indiana Fin. Auth. Rev., First Lien CWA Auth. Proj., Series 2024-A, Rfdg.	5.000	10/01/44	1,600	1,702,034
Indianapolis Loc. Pub. Impvt. Bank Rev., Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,190,956
Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500	01/01/34	1,250	1,256,124
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	1,015,209
				6,164,323
Iowa 0.1%
Iowa Tob. Settlement Auth. Rev., Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	810	805,012
Kansas 0.6%
City of Colby KS Hosp. Loan Anticipation Rev., Citizens Med. Ctr. Proj.	5.500	07/01/26	3,500	3,590,494
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	710	676,036
				4,266,530
Kentucky 0.3%
Henderson Rev.,
Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	495,288
Sustainability Bond, Pratt Paper LLC Proj., Series B, AMT, 144A	4.450	01/01/42	1,000	1,002,513

Kentucky Pub. Energy Auth. Rev., Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	499,416
				1,997,217

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana 0.9%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625%	06/15/48	2,000	$1,976,528
Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,500	1,507,492
Waste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,068,442
Waste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,059,322

Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,077,319
				6,689,103
Maryland 0.4%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	1,000	882,847
Howard Cnty., Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,420,199
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev., Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,029,843
				3,332,889
Massachusetts 0.6%
Massachusetts Dev. Fin. Agcy. Rev.,
Series B, Rfdg.	4.000	02/15/36	2,000	2,160,297
Sustainable Bond, Boston Med. Ctr., Series G, Rfdg.	5.250	07/01/52	2,500	2,639,644
				4,799,941
Michigan 0.8%
Detroit, Series C, GO	6.000	05/01/43	1,000	1,109,770
Michigan Fin. Auth. Rev.,
Local Govt. Loan Prog., Series F1, Rfdg.	4.000	10/01/24	1,200	1,199,739
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,775,628
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	2,125	2,169,145
				6,254,282

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota 0.6%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000%	07/01/44	1,250	$1,160,417
Minnesota Higher Ed. Facs. Auth. Rev., Univ. of St. Thomas, Series A	4.125	10/01/53	1,000	948,289
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	977,054
Wadena Rev., Wadena Cancer Ctr. Proj., Series A	5.000	12/01/45	1,255	1,327,672
				4,413,432
Mississippi 0.5%
Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,210,712
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,010,215
				4,220,927
Missouri 2.0%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,786,699
Lees Summit Indl. Dev. Auth. Rev., Johm Knox Vlg. Proj., Temps. Series B-2, Rfdg.	4.325	08/15/47	1,385	1,385,902
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,874,347
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	954,760
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	1,604,303
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/35	1,770	1,770,263
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	3,878,367
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,000,329
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	874,767
				15,129,737
Nebraska 0.3%
Central Plns. Energy. Proj. Rev., Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,071,816

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nevada 0.2%
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750%	06/15/28	800	$743,457
Tahoe-Douglas Visitors Auth. Rev., Hotel Occupancy Tax	5.000	07/01/40	1,000	1,026,323
				1,769,780
New Hampshire 0.9%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	797,299
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	1,457,482
Sustainable Cert., Series 2024-1, Class X	0.495(cc)	07/01/51	34,938	1,371,016
Sustainable Cert., Series 2024-2, Class X	0.594(cc)	08/20/39	46,508	1,958,107
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,330,994
				6,914,898
New Jersey 3.4%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	5,010,689
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,298,018
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	952,115
Series SSS, Rfdg.	5.250	06/15/39	675	756,934
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	66,144
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,701,719
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,450,238
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,070,932
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,011,635
New Jersey Tpke. Auth. Rev.,
Series B	5.250	01/01/49	2,250	2,489,532
Series C, Rfdg.	5.000	01/01/45	1,000	1,063,049
New Jersey Trans. Tr. Fd. Auth. Rev.,
Trans. Prog., Series BB	5.250	06/15/50	5,000	5,358,150
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,010,631

South Jersey Trans. Auth. Rev., Series A, Rfdg.	5.000	11/01/39	750	729,218
				25,969,004

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 6.9%
Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000%	01/01/35	1,000	$995,597
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,363,830
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	7.015(t)	06/01/47	5,000	1,023,738
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.529(t)	06/01/50	4,000	455,908

Metropolitan Trans. Auth. Rev., Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,265	3,389,846
New York City Hsg. Dev. Corp. Rev., 8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	2,000	1,987,755
New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	911,035
New York City Muni. Wtr. Fin. Auth. Rev., Sub. Series CC-2, Rfdg.	5.000	06/15/36	2,500	2,934,426
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Sub. Series B-1	3.000	11/01/47	3,200	2,473,720
Sub. Series F-1	5.250	02/01/47	3,130	3,413,377

New York Liberty Dev. Corp. Rev., Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,000	3,554,380
New York St. Dorm. Auth. Rev., Series A	4.000	07/01/50	2,000	1,886,952
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	536,805
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	509,692
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,361,058
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,031,690
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,021,822
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,581,330
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	780	807,658
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,059,612
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,987,553
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,480,703
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	3,465	3,875,101

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	5.519%(t)	06/01/66	1,000	$101,581
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	465	452,737

Triborough Bridge & Tunnel Auth. Sales Tax Rev., Series A-1	5.250	05/15/64	4,000	4,295,615
Westchester Cnty. Local Dev. Corp. Rev., NY Blood Ctr. Proj.	5.000	07/01/38	500	533,533
				53,027,054
North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	941,575
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,519,123
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	505,658
				3,966,356
Ohio 3.5%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,316,405
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	910,762
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	11,320	10,113,061

Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,002,827
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,882,227
Nationwide Children’s Hosp., Series B, Rfdg. FRDD (Mandatory put date 06/01/24)	4.050(cc)	11/01/42	2,300	2,300,000
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,312,521
Ohio Air Qlty. Dev. Auth. Rev.,
AMG Vanadium Proj., AMT, 144A	5.000	07/01/49	1,030	915,536
Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	967,711

Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	998,089
Port of Gtr. Cincinnati Dev. Auth. Rev., Duke Energy Convention Ctr. Proj., Sub. Series B, Rfdg., AGM	4.375	12/01/58	2,000	1,930,365
				26,649,504

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 1.5%
Oklahoma Cnty. Auth. Rev., Astec Proj., 144A	6.500%	06/15/64	2,500	$2,512,278
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	253,505
OU Medicine Proj., Series B	5.250	08/15/43	5,960	6,064,277
OU Medicine Proj., Series B	5.250	08/15/48	1,730	1,750,094

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,009,815
				11,589,969
Oregon 0.7%
Astoria Hosp. Facs. Auth. Rev., Columbia Memorial Hosp. Proj.	5.250	08/01/49	1,250	1,306,267
Port of Portland OR Arpt. Rev., Series 24B, AMT	5.000	07/01/47	3,860	3,893,578
				5,199,845
Pennsylvania 2.0%
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,180,217
Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	925,236

Doylestown Hosp. Auth. Rev., Rfdg., 144A	5.375	07/01/39	2,575	2,618,200
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	744,087
Lehigh Cnty. Gen. Purp. Auth. Rev., Muhlenberg Clg. Proj., Rfdg.	5.250	02/01/54	1,600	1,661,757
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,001,864
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,731,392
Hsg. Univ. SQ Apts. Proj., Proj. based Section 8, Class I	4.000	12/01/47	1,140	1,005,996
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,471,548
				15,340,297
Puerto Rico 9.0%
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	2.875(t)	07/01/24	394	393,077
Restructured, Series A, GO, CABS	4.553(t)	07/01/33	1,666	1,088,843
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,090,331

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Comnwlth., (cont’d.)
Restructured, Series A1, GO	4.000%	07/01/35	1,129	$1,100,501
Restructured, Series A1, GO	4.000	07/01/37	856	819,746
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,070,074
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,087,883
Restructured, Series A1, GO	5.375	07/01/25	1,236	1,248,044
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,276,168
Restructured, Series A1, GO	5.625	07/01/29	1,244	1,332,306
Restructured, Series A1, GO	5.750	07/01/31	7,616	8,431,227
Sub. Series Allowed CW, Prifa Rum	0.000(cc)	11/01/51	18,409	9,503,447

Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	560	585,357
Puerto Rico Industrial Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Terminal Proj., Series A-2, AMT	6.750	01/01/45	1,750	2,043,875
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	4.147(t)	07/01/33	1,000	688,724
Restructured, Series A-1, CABS	5.196(t)	07/01/46	71,183	22,809,364
Restructured, Series A-2	4.329	07/01/40	10,729	10,656,502
Restructured, Series A-1, CABS	5.293(t)	07/01/51	16,538	3,914,514
				69,139,983
Rhode Island 0.6%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,362,309
South Carolina 1.5%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	847,993
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,769,717
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,601,524
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,059,880
Novant Hlth. Oblig. Grp., Series A	5.500	11/01/54	2,000	2,180,774
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,306,333
AMT	4.000	07/01/55	2,000	1,730,091
				11,496,312

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee 2.6%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000%	11/15/48	2,170	$1,970,669
Univ. of Tennessee Proj. Series B-1, BAM	5.250	07/01/64	1,000	1,036,967
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	903,908
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	498,437

Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,477,349
				19,887,330
Texas 8.7%
Arlington Higher Ed. Fin. Corp. Rev.,
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,420,042
Series A, Rfdg.	4.000	08/15/46	2,705	2,112,299
Arlington Higher Edu. Fin. Corp. Rev.,
Grt. Hearts Academies Proj.	5.000	08/15/54	1,200	1,138,999
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,304,968

Central Texas Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000	01/01/41	1,100	1,030,213
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,000,772
Idea Pub. Sch.	6.000	08/15/43	1,100	1,102,941

EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,438,828
Galveston Wharves & Term. Rev., Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	3,060	3,377,926
Gulf Coast Auth. Rev., Exxon Proj., Rfdg., FRDD	2.250(cc)	10/01/24	12,000	12,000,000
Harris Cnty. Indl. Dev. Corp. Rev., Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	994,878
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	2,013,733
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,502,407
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	2,600	2,731,603

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,014,070
Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	1,985,000

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000%	08/15/56	4,455	$3,292,690
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,179,425
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	6,485	5,730,164
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,448,928

North Texas Twy. Auth. Rev., 2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,277,812
Port Beaumont Nav. Dist. Facs. Rev.,
Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	6.000	01/01/25	2,000	1,981,466
Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,000,380

Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	912,900
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	974,095
Trinity Terrace Proj., The Cumberland Rest Inc., Series A-1, Rfdg.	5.000	10/01/49	1,000	922,517

Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250	12/15/26	4,100	4,199,239
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	573,294
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,271,667

White Settlement Independent Sch. Dist., GO, PSFG	5.000	08/15/55	2,500	2,618,325
				66,551,581
Utah 0.3%
Salt Lake City Arpt. Rev.,
Series A, AMT	5.000	07/01/47	1,100	1,110,682
Series A, AMT	5.500	07/01/53	875	945,810
				2,056,492
Vermont 0.3%
Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	928,710
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,680,245
				2,608,955

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.9%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875%	07/15/40	1,000	$1,024,183
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	753,324
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev., Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,661,838
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,510,684
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT	4.000	01/01/40	1,250	1,191,120
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	1,008,488
				7,149,637
Washington 1.9%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	979,261
Port of Seattle Rev., Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,672,798
Washington Hlthcare. Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,100,006
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	1,013,396
Emerald Heights Proj., Series B-2, Rfdg.	4.000	07/01/26	1,450	1,436,771
Radford Court & Nordheim Court Port.	5.500	07/01/49	3,000	3,175,462
Social Cert., Series 2021-1, Class A	3.500	12/20/35	1,911	1,692,305
Sustainable Cert., Series 2023-1, Class X	1.448(cc)	04/20/37	21,789	2,322,490
				14,392,489
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,349,091
Wisconsin 4.8%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., 144A	5.500	12/15/28	5,000	5,008,652
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28	3,000	2,969,876
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	1,285	1,284,288
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	886,152
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,093,878
Class B-1, Series 1, 144A	6.810	04/28/36	2,000	1,998,886

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
Corvian Cmnty. Sch., Series A, 144A	5.000%	06/15/49	1,000	$875,476
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,800,318
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,406,972
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,000	961,897
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54	1,000	978,090
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.250	01/01/38(d)	1,750	507,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.375	01/01/48(d)	3,000	870,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,500,283
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	790	790,575
Sub. Sustainability Bond, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,671,519
Sustainability Bond, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	2,005,004
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000	06/01/41	1,000	998,909
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,275,366
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,378,199
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,000	948,403
Forensic Science and Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,410,036
Hope Christian Schs.	4.000	12/01/51	1,000	696,998
Hope Christian Schs.	4.000	12/01/56	3,100	2,091,968
Oakwood Lutheran Sr. Ministries, Rfdg.	4.000	01/01/57	2,000	1,238,158
				36,647,403
Wyoming 0.1%
Lincoln Cnty. Rev., ExxonMobil Project, Non-ACE, Rfdg., Non-AMT, FRDD (Mandatory put date 06/01/24)	3.990(cc)	10/01/44	1,100	1,100,000

Total Municipal Bonds (cost $770,384,061)				739,722,680

Shares
Unaffiliated Exchange-Traded Funds 3.7%
iShares National Muni Bond ETF	123,948	13,106,262

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Exchange-Traded Funds (Continued)
VanEck High Yield Muni ETF	296,739	$15,234,580

Total Unaffiliated Exchange-Traded Funds (cost $27,996,026)		28,340,842

Total Long-Term Investments (cost $798,380,087)		768,063,522

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $758,683)(wb)	758,683	758,683

TOTAL INVESTMENTS 100.4% (cost $799,138,770)		768,822,205
Liabilities in excess of other assets(z) (0.4)%		(3,331,333)

Net Assets 100.0%		$765,490,872

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ACE—Adjusted Current Earnings
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,254,140 and 0.3% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
73	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	$8,937,938	$131,828
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).